LONG-TERM LOANS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
LONG-TERM LOANS
NOTE 19:-	LONG-TERM LOANS

On October 13, 2024 , in connection with the closing of the SBS acquisition, the Company entered into an up to $100,000 secured credit facility (the “Credit Facility”), among the Company, Wavestream Corp., a wholly owned subsidiary of the Company (the “Borrower”), and the lenders party to the agreement HSBC Bank USA, N.A. and Bank Hapoalim B.M. (the “Lenders”). $60,000 was drawn down at the SBS acquisition closing date, before issuance expenses of $1,684, and the proceeds were used by the Company to finance a portion of the SBS acquisition. According to its original terms, the Credit Facility was scheduled to mature on the third anniversary of its entry date and amortized at a rate of between 5% - 10% per annum payable in quarterly installments, with the remaining principal amount due at maturity.

The Credit Facility bore interest at an annual rate of SOFR plus 2.85% to 3.6%. The terms of the Credit Facility contained a number of covenants. During the year ended December 31, 2025, the Company was in compliance with the Credit Facility covenants.

The Credit Facility was guaranteed by a combination of floating and fixed liens, provided by the Company, the Borrower, and certain of the Company’s subsidiaries (collectively, the “Guarantors”). The liens and the obligations of the Borrower and the Guarantors were subject to certain exceptions set forth in the Credit Facility.

The total interest expenses, including related transaction costs, recognized in connection with the Credit Facility, were $6,068 for the year ended December 31, 2025.

On December 31, 2025, the Company voluntarily repaid the outstanding principal balance under the Credit Facility, prior to its contractual maturity, and the facility was terminated in accordance with its terms. Accordingly, no amounts were outstanding as of December 31, 2025, and the related guarantees and liens, as described below, were released.

As of December 31, 2025 and 2024, the Company had an outstanding balance of $2,000 related to another loan bearing interest at 14% and maturing in 2026. The loan balance was classified as short-term as of December 31, 2025 and as long-term as of December 31, 2024.